BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Class A Ordinary Shares [Member]
Ordinary shares subject to possible redemption, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares	18,244,133	19,034,909	19,166,628	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	1,068,674	965,091	833,372	0
Ordinary shares, shares outstanding	1,068,674	965,091	833,372	0
Class B Ordinary Shares [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	5,000,000	5,000,000	5,000,000	5,750,000
Ordinary shares, shares outstanding	5,000,000	5,000,000	5,000,000	5,750,000